Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012 security	Mar. 31, 2011 security
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	¥ 16,526,953	¥ 25,635,372
Estimated fair value, 12 months or more	927,291	1,238,149
Estimated fair value	17,454,244	26,873,521
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	14,203	165,148
Unrealized losses, 12 months or more	10,713	23,230
Unrealized losses	24,916	188,378
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	232,842	457,675
Estimated fair value, 12 months or more	181,366	174,093
Estimated fair value	414,208	631,768
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	1,968	5,141
Unrealized losses, 12 months or more	427	1,286
Unrealized losses	2,395	6,427
Securities available for sale:
Number of securities	2,432	3,779
Securities being held to maturity:
Number of securities	230	274
Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	15,976,426	24,169,306
Estimated fair value, 12 months or more	794,870	998,080
Estimated fair value	16,771,296	25,167,386
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	3,035	95,292
Unrealized losses, 12 months or more	5,589	16,929
Unrealized losses	8,624	112,221
Securities available for sale:
Number of securities	65	136
Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months		10,111
Estimated fair value		10,111
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months		9
Unrealized losses		9
Securities available for sale:
Number of securities		6
Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	27,255	96,431
Estimated fair value, 12 months or more	3,923	524
Estimated fair value	31,178	96,955
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	674	855
Unrealized losses, 12 months or more	68	1
Unrealized losses	742	856
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	8,229	191,109
Estimated fair value, 12 months or more	60,813	47,145
Estimated fair value	69,042	238,254
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	2	1,255
Unrealized losses, 12 months or more	167	1,196
Unrealized losses	169	2,451
Securities available for sale:
Number of securities	42	43
Securities being held to maturity:
Number of securities	5	23
Debt Securities, Corporate Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	273,322	309,067
Estimated fair value, 12 months or more	87,770	148,667
Estimated fair value	361,092	457,734
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	1,709	2,051
Unrealized losses, 12 months or more	930	1,367
Unrealized losses	2,639	3,418
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	4,104	7,120
Estimated fair value, 12 months or more	1,388
Estimated fair value	5,492	7,120
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	2	46
Unrealized losses, 12 months or more	12
Unrealized losses	14	46
Securities available for sale:
Number of securities	2,077	3,155
Securities being held to maturity:
Number of securities	3	4
Debt Securities, Residential Mortgage Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	128,824	528,791
Estimated fair value, 12 months or more	27,536	32,139
Estimated fair value	156,360	560,930
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	2,071	10,281
Unrealized losses, 12 months or more	3,531	3,012
Unrealized losses	5,602	13,293
Securities available for sale:
Number of securities	162	281
Debt Securities, Commercial Mortgage Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	9,683
Estimated fair value, 12 months or more	12,664	22,236
Estimated fair value	22,347	22,236
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	253
Unrealized losses, 12 months or more	431	1,276
Unrealized losses	684	1,276
Securities available for sale:
Number of securities	20	13
Debt Securities, Asset-Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	9,425	16,708
Estimated fair value, 12 months or more		35,961
Estimated fair value	9,425	52,669
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	891	56
Unrealized losses, 12 months or more		499
Unrealized losses	891	555
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	220,509	259,446
Estimated fair value, 12 months or more	119,165	126,948
Estimated fair value	339,674	386,394
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	1,964	3,840
Unrealized losses, 12 months or more	248	90
Unrealized losses	2,212	3,930
Securities available for sale:
Number of securities	10	23
Securities being held to maturity:
Number of securities	222	247
Marketable Equity Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	102,018	504,958
Estimated fair value, 12 months or more	528	542
Estimated fair value	102,546	505,500
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	5,570	56,604
Unrealized losses, 12 months or more	164	146
Unrealized losses	¥ 5,734	¥ 56,750
Securities available for sale:
Number of securities	56	122